Income Tax (Credit) / Expense	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Income Tax (Credit) / Expense
9.	INCOME TAX (CREDIT)/EXPENSE
Hong Kong profits tax has been provided at the rate of 16.5% (2021: 16.5%; 2020: 16.5%) on the estimated assessable profits arising in Hong Kong
.
Overseas tax is calculated at rates of tax applicable in
c
ountries in which the Group is assessable for tax:

	For the year ended December 31,
	2020	2021	2022
	HK$	HK$	HK$
Current tax:
Hong Kong profits tax
Charge for the year	96,708,600	104,423,916	101,232,315
Overprovision in prior year	(143,606)	—	—
The People’s Republic of China withholding tax
Charge for the year	8,807,816	4,871,121	5,021,351
Other jurisdictions
Charge for the year	—	—	626,778
Deferred tax	(242,913,577)	—	(1,896,006)

	(137,540,767)	109,295,037	104,984,438

Under the
two-tiered
profits tax rates regime of Hong Kong Profits Tax, the first HK$2 million of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered
profits tax rates regime will continue to be taxed at a flat rate of 16.5%.

For
the year ended December 31, 2020, 2021 and 2022, the Hong Kong Profits Tax of the qualifying group entity is calculated at 8.25% on the first HK$2 million of the estimated assessable profits and at 16.5% on the estimated assessable profits above HK$2 million.
A
reconciliation of tax (credit)/expense and profit before tax at the statutory tax rate in which the Group’s major operating subsidiaries are domiciled is as follows:

	For the year ended December 31,
	2020	2021	2022
	HK$	HK$	HK$

Profit before tax	1,001,420,217	1,331,176,555	1,361,698,473

Tax at statutory tax rate of 16.5%	165,234,336	219,644,132	224,680,248
Tax effect of foreign tax jurisdictions	—	—	264,583
Tax effect of two-tiered profit s tax rate	(165,000)	(165,000)	(165,000)
Tax effect of non-taxable income	(79,190,106)	(95,836,917)	(122,208,901)
Tax effect of distribution to perpetual securities holders that are deductible for tax purpose	—	(20,747,569)	(20,290,239)
Tax effect of non-deductible expenses	10,887,971	1,566,657	17,740,105
Tax effect of unrecognized temporary difference	(25,011)	(4,075)	(2,839)
Tax effect of deferred tax liability reversed	(242,913,577)	—	—
Overprovision in prior year	(143,606)	—	—
Utilization of tax losses previously not recognized	(33,590)	(33,312)	(54,870)
Withholding tax on the dividend income	8,807,816	4,871,121	5,021,351

Income tax (credit)/expense	(137,540,767)	109,295,037	104,984,438

As at December 31, 2022, the Group had tax losses arising in Hong Kong and other countries, subject to the agreement by the tax authorities, which are available for offsetting against the future taxable profits of the Group.
Deferred tax assets have not been recognized in respect of these losses as it is not considered probable that taxable profits will be available against which such tax losses can be utilized.